Cover Page	Feb. 15, 2022
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	REALTY INCOME CORPORATION
Entity Central Index Key	0000726728
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13374
Entity Tax Identification Number	33-0580106
Entity Address, Address Line One	11995 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	284-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 Par Value
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	O
Security Exchange Name	NYSE
1.125% Notes due 2027
Title of 12(b) Security	1.125% Notes due 2027
Trading Symbol	O27A
Security Exchange Name	NYSE
1.875% Notes due 2027
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	O27B
Security Exchange Name	NYSE
1.625% Notes due 2030
Title of 12(b) Security	1.625% Notes due 2030
Trading Symbol	O30
Security Exchange Name	NYSE
1.750% Notes due 2033
Title of 12(b) Security	1.750% Notes due 2033
Trading Symbol	O33A
Security Exchange Name	NYSE
2.500% Notes due 2042
Title of 12(b) Security	2.500% Notes due 2042
Trading Symbol	O42
Security Exchange Name	NYSE